SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Assumptions Used
February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Schedule of Stock Options

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2016	7,949,358	US$	2.90	US$	0.71	5.45	—
Granted	—		—		—	—	—
Exercised	—		—		—	—	—
Forfeited	(490,312)	US$	1.68	US$	0.65	1.13	—
Outstanding, December 31, 2016	7,459,046	US$	2.98	US$	0.72	5.74	—
Expected to vest, December 31, 2016	6,363,349	US$	2.97	US$	0.72	5.74	—
Exercisable at December 31, 2016	7,289,729	US$	3.01	US$	0.72	5.84	—

Summary of Restricted Shares
Grant Date	Number of Awards	Fair Value per Share at the Grant date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44

Schedule of Share-Based Compensation Expense
	For the Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
General and administrative expenses	6,605	7,304	7,573	1,091
Selling expenses	744	780	827	119
	7,349	8,084	8,400	1,210

Restricted shares [Member]
Summary of Restricted Shares

	Numbers of shares	Weighted average grant date fair value
	RMB	US$
Outstanding, January 1, 2016	1,416,336	1.96
Forfeited	(145,251)	1.93
Outstanding, December 31, 2016	1,271,085	1.97
Expected to vest, December 31, 2016	1,271,085	1.97